Operating expenses (Table)	12 Months Ended
Dec. 31, 2020
8. Operating expenses
Operating expenses
	2020	2019	2018
	£m	£m	£m
Infrastructure costs
Property and equipment	373	368	380
Depreciation and amortisation[a]	421	457	395
Lease payments[a]	1	7	158
Impairment of property, equipment and intangible assets	21	3	2
Total infrastructure costs	816	835	935
Administration and general expenses
Consultancy, legal and professional fees	345	362	400
Marketing and advertising	176	258	316
UK bank levy	249	185	223
Other administration and general expenses	3,432	3,513	3,285
Total administration and general expenses	4,202	4,318	4,224
Staff costs	4,365	4,565	4,874
Litigation and conduct	76	264	1,706
Operating expenses	9,459	9,982	11,739

Note

a With adoption of IFRS 16 from 1 January 2019, the depreciation charge associated with right of use assets is reported within the depreciation and amortisation charge for 2019 and 2020.